UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22415

Gottex Multi-Asset Endowment Master Fund

(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

Financial Statements

For the Year Ended March 31, 2013

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

For the Year Ended March 31, 2013

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-6
Statement of Assets, Liabilities and Shareholders' Equity	7
Statement of Operations	8
Statements of Changes in Shareholders' Equity	9
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	12-20
Board of Trustees (unaudited)	21
Master Fund Management (unaudited)	22
Other Information (unaudited)	23-24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Gottex Multi-Asset Endowment Master Fund:

We have audited the accompanying statement of assets, liabilities and shareholders’ equity of Gottex Multi-Asset Endowment Master Fund (the "Master Fund"), including the schedule of investments, as of March 31, 2013, and the related statements of operations, changes in shareholders’ equity, cash flows and the financial highlights for the year then ended and the statement of changes in shareholders’ equity and the financial highlights for the period from January 1, 2012 (commencement of operations) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians, brokers, and underlying fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gottex Multi-Asset Endowment Master Fund as of March 31, 2013, and the results of its operations, changes in shareholders’ equity, its cash flows and the financial highlights for the year then ended and the changes in its shareholders’ equity and financial highlights for the period from January 1, 2012 (commencement of operations) to March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

May 30, 2013

1

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments
March 31, 2013

Number
of Shares		Fair Value
	COMMON STOCKS - 12.7%
	CONSUMER DISCRETIONARY - 1.3%
929	Christopher & Banks Corp. (1)	$5,973
1,007	Conn's, Inc. (1)	36,191
409	Cracker Barrel Old Country Store, Inc.	33,068
629	Group 1 Automotive, Inc.	37,784
1,300	Jos. A. Bank Clothiers, Inc. (1)	51,870
660	Lennar Corp., Class A	27,377
2,212	LKQ Corp. (1)	48,133
1,191	Monro Muffler Brake, Inc.	47,295
7,464	Scientific Games Corp. Class A (1)	65,310
519	Tractor Supply Co.	54,043
1,180	Wolverine World Wide, Inc.	52,357
		459,401

	ENERGY - 0.4%
2,730	Bill Barrett Corp. (1)	55,337
1,430	Cloud Peak Energy, Inc. (1)	26,856
1,138	SM Energy Co.	67,392
		149,585

	FINANCIALS - 1.3%
2,938	FirstMerit Corp.	48,594
4,800	Fulton Financial Corp.	56,160
1,494	Home Loan Servicing Solutions, Ltd.	34,855
2,140	Investors Bancorp, Inc.	40,189
2,060	LaSalle Hotel Properties - REIT	52,283
2,330	Northfield Bancorp, Inc.	26,469
3,876	Old National Bancorp	53,295
1,155	UMB Financial Corp.	56,676
4,401	ViewPoint Financial Group, Inc.	88,504
		457,025

	HEALTH CARE - 1.6%
2,800	Accretive Health, Inc. (1)	28,448
723	Analogic Corp.	57,132
2,608	AngioDynamics, Inc. (1)	29,810
327	Bio-Rad Laboratories, Inc., Class A (1)	41,202
900	Centene Corp. (1)	39,636
2,797	Cynosure, Inc., Class A (1)	73,198
1,232	Haemonetics Corp. (1)	51,325
588	Hill-Rom Holdings, Inc.	20,709
2,370	Masimo Corp.	46,499
1,400	STERIS Corp.	58,254
4,383	Symmetry Medical, Inc. (1)	50,185
978	West Pharmaceutical Services, Inc.	63,511
		559,909

See notes to financial statements.

2

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2013

Number
of Shares		Fair Value
	INDUSTRIALS - 3.4%
1,848	Alaska Air Group, Inc. (1)	$118,198
1,053	Clean Harbors, Inc. (1)	61,169
1,600	Dycom Industries, Inc. (1)	31,504
4,101	Fly Leasing, Ltd. - ADR	66,354
2,805	Hertz Global Holdings, Inc. (1)	62,439
574	IDEX Corp.	30,663
10,593	II-VI, Inc. (1)	180,505
3,545	Korn/Ferry International (1)	63,314
12,376	Kratos Defense & Security Solutions, Inc. (1)	62,251
2,056	MYR Group, Inc. (1)	50,496
376	National Presto Industries, Inc.	30,268
1,074	Powell Industries, Inc. (1)	56,460
1,502	Raven Industries, Inc.	50,482
2,429	Rollins, Inc.	59,632
7,044	Sykes Enterprises, Inc. (1)	112,422
278	Wabtec Corp.	28,387
729	Watsco, Inc.	61,367
1,903	Woodward, Inc.	75,663
		1,201,574

	INFORMATION TECHNOLOGY - 3.7%
1,430	ADTRAN, Inc.	28,099
3,873	Calix, Inc. (1)	31,565
5,435	Cypress Semiconductor Corp. (1)	59,948
1,873	EMCORE Corp. (1)	10,901
2,330	FARO Technologies, Inc. (1)	101,099
5,860	Harmonic, Inc. (1)	33,929
8,437	Integrated Device Technology, Inc. (1)	63,024
3,365	JDS Uniphase Corp. (1)	44,973
972	Maxim Integrated Products, Inc.	31,726
1,018	MKS Instruments, Inc.	27,690
1,033	NETGEAR, Inc. (1)	34,616
1,752	Oplink Communications, Inc. (1)	28,733
1,116	OSI Systems, Inc. (1)	69,516
2,093	Plantronics, Inc.	92,490
8,187	Polycom, Inc. (1)	90,712
1,931	PTC, Inc. (1)	49,221
7,767	QLogic Corp. (1)	90,097
11,652	RF Micro Devices, Inc. (1)	61,989
2,930	Riverbed Technology, Inc. (1)	43,716
1,868	Rofin-Sinar Technologies, Inc. (1)	50,604
1,341	Rogers Corp. (1)	63,858
1,694	Silicon Motion Technology Corp. - ADR	19,837
1,418	Skyworks Solutions, Inc. (1)	31,231
2,555	Spansion, Inc., Class A (1)	32,883
1,080	Spreadtrum Communications, Inc. - ADR	22,151
1,309	Take-Two Interactive Software, Inc. (1)	21,140
2,446	Trimble Navigation, Ltd. (1)	73,331
		1,309,079

	MATERIALS - 0.9%
836	AptarGroup, Inc.	47,945
1060	Deltic Timber Corp.	72,843
936	Haynes International, Inc.	51,761
2,018	LSB Industries, Inc. (1)	70,186
580	Martin Marietta Materials, Inc.	59,171
		301,906

See notes to financial statements.

3

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2013

Number of
Shares/Units		Fair Value
	UTILITIES - 0.1%
1,544	MDU Resources Group, Inc.	$38,585
	TOTAL COMMON STOCKS	4,477,064
	(Identified Cost $4,186,250)

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 31.7%
	GLOBAL EQUITY - 14.5%
7,173	iPath MSCI India Index ETN (1)	410,296
2,983	iShares MSCI ACWI Index Fund	151,387
14,809	iShares MSCI All Peru Capped Index Fund	658,260
18,289	iShares MSCI Germany Index Fund	447,532
14,224	iShares MSCI Poland Capped Investable Market Index Fund	365,557
8,495	iShares MSCI South Korea Capped Index Fund	504,858
9,286	iShares MSCI Spain Capped Index Fund	262,794
6,583	iShares MSCI Turkey Investable Market Index Fund	468,644
9,234	iShares S&P 500 Index Fund	1,453,062
13,667	Market Vectors Russia ETF	379,259
		5,101,649

	FIXED INCOME - 13.1%
62,829	SPDR Barclays Capital High Yield Bond ETF	2,582,900
145,043	Templeton Global Total Return Fund	1,997,238
		4,580,138

	INFLATION PROTECTION - 4.1%
9,317	SPDR Gold Trust (1)	1,439,197
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	11,120,984
	(Identified Cost $10,938,667)

	HEDGE FUNDS - 42.8%
	COMMODITY TRADING ADVISORS - 1.8%
150	AlphaMetrix Global Advisors Fund - SP 35, Class A (1) (4)	153,484
161	AlphaMetrix 2100 Xenon Managed Futures 2x Fund - SP 38, Class A (1) (4)	152,857
310	AlphaMetrix TT DTP Fund - SP 31, Class A (1) (5)	312,595
		618,936

	CREDIT - 3.6%
194	Canyon Value Realization Fund (Cayman), Ltd., Class B (The) (1) (6)	1,244,662

	EQUITY - 7.7%
1,100	Jet Capital Concentrated Offshore Fund, Ltd. (1) (5)	1,128,522
1,354	Whitebox Multi-Strategy Fund, Ltd. (1) (6)	1,577,692
		2,706,214

	FIXED INCOME - 9.9%
864	KLS Diversified Fund Ltd. (1) (6)	903,471
N/A(8)	Obsidian (Offshore) Fund, LLC (The), Class C (1) (5)	949,603
498	Pine River Fund, Ltd. - Class A (1) (2) (6) (7)	1,636,012
		3,489,086

	INFLATION PROTECTION - 4.1%
80,056	Duff & Phelps Real Estate Securities Trust (1) (5)	1,452,079

	MACRO - 13.0%
7,521	AllBlue Ltd., Class A (1) (6)	1,473,815
599	AlphaMetrix P/E FX Fund - SP 156, Class A (1) (4)	619,498
12,882	Graham Global Investment Fund II, Ltd. (1) (5)	1,492,548
640	Stratus Feeder, Ltd. - Class B (1) (5)	975,821
		4,561,682

See notes to financial statements.

4

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2013

Number
of Shares		Fair Value
	VOLATILITY - 2.7%
925	BlueMountain Equity Alternatives Fund, Ltd. (1) (6) (7)	$953,882
	TOTAL HEDGE FUNDS	15,026,541
	(Identified Cost $14,028,152)

	PRIVATE EQUITY & SPECIAL OPPORTUNITIES - 4.2%
	BUYOUT - 4.2%
75,036	Graphite Enterprise Trust PLC	570,182
44,268	NB Private Equity Partners	387,345
59,247	Princess Private Equity Holding, Ltd. (1)	534,605
	TOTAL PRIVATE EQUITY & SPECIAL OPPORTUNITIES	1,492,132
	(Identified Cost $1,185,913)

	TOTAL INVESTMENTS - 91.4%	32,116,721
	(Identified Cost $30,338,982)

	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUND - 3.8%
	Federated Prime Obligations Fund, 0.08% (3)	1,334,913
	TOTAL SHORT-TERM INVESTMENTS	1,334,913
	(Identified Cost $1,334,913)

	TOTAL INVESTMENTS AND SHORT TERM INVESTMENTS - 95.2%
	(Identified Cost $31,673,895)	33,451,634
	OTHER ASSETS AND LIABILITIES - 4.8%	1,684,591
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$35,136,225

All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(3)	The rate shown is the annualized 7-day yield as of March 31, 2013.
(4)	Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(5)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a quarterly basis.
(7)	The Underlying Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Underlying Fund.
(8)	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments are as follows:

See notes to financial statements.

5

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2013

			Unrealized
Number		Notional	Appreciation/
of Contracts		Amount	(Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
13	June 2013 E-Mini S&P 500 Futures	$1,015,755	$10,428
13	June 2013 Mini MSCI EAFE Index Futures	1,078,480	(1,625)
9	June 2013 Mini MSCI Emerging Markets (EM) Index Futures	462,330	(4,400)
			4,403

	FUTURES CONTRACTS SOLD
(27)	June 2013 Russell 2000 Mini Index Futures	2,562,030	(32,365)
	TOTAL FUTURES CONTRACTS		(27,962)
			(Concluded)

See notes to financial statements.

6

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity
March 31, 2013

Assets
Investments, at fair value (cost $30,338,982)	$32,116,721
Short-Term investments, at fair value (cost $1,334,913)	1,334,913
Cash denominated in foreign currencies (cost $7,754)	7,358
Cash held with broker	500,029
Cash	73
Receivable for investments sold	970,151
Investments in Portfolio Funds paid in advance	700,000
Dividends receivable	8,462
Prepaid assets	17,951
Total Assets		$35,655,658

Liabilities
Payable for shares repurchased	163,368
Payable for investments purchased	109,089
Payable for daily variation margin on future contracts	27,962
Payable to Adviser	135,614
Professional fees payable	43,104
Accounting and administration fees payable	17,246
Payable to Sub-Advisers	11,966
Custody fees payable	6,095
Directors' fees payable	1,250
Other payable	3,739
Total Liabilities		519,433

Shareholders' Equity		$35,136,225

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$33,345,586
Distributions in excess of net investment income		(551,182)
Accumulated net realized gain on investments, foreign currency, options and futures contracts		592,440
Accumulated net unrealized appreciation on investments, foreign currency and futures contracts		1,749,381

Total Shareholders' Equity		$35,136,225

Number of Shares Outstanding		3,330,375

Net Asset Value per Share		$10.55

See notes to financial statements.

7

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Operations
For the Year Ended March 31, 2013

Income
Dividends (net of $515 foreign withholding taxes)	$408,976
		$408,976

Expenses
Management fee (Note 5)	342,579
Professional fees	142,660
Accounting and administration fees	74,598
Custody fees	66,390
Sub-Advisory fees (Note 5)	51,125
Insurance premiums	29,663
Offering fees	29,461
Directors' fees	5,195
SEC fees	3,993
Line of credit interest expense	3,418
Line of credit fees	2,590
Other fees	20,937
		772,609

Net Investment Loss		(363,633)

Net Realized Gains and Unrealized Appreciation on Investments, Futures Contracts, Options and Foreign Currency
Net realized gains on investments, futures contracts, options and foreign currency		1,299,292
Net change in unrealized appreciation on investments, futures contracts and foreign currency		596,139
Net Realized and Unrealized Gains on Investments, Futures Contracts, Options and Foreign Currency		1,895,431

Net Increase in Shareholders' Equity from Operations		$1,531,798

See notes to financial statements.

8

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statements of Changes in Shareholders' Equity

		Period from January 1, 2012
	For the Year Ended	(Commencement of Operations)
	March 31, 2013	to March 31, 2012
Operations
Net investment loss	$(363,633)	$(140,551)
Net realized gains on investments, futures contracts, options and foreign currency	1,299,292	270,084
Net change in unrealized appreciation on investments, futures contracts and foreign currency	596,139	1,153,242
Net increase in shareholders' equity from operations	1,531,798	1,282,775

Distributions to shareholders
From net investment income	(454,540)	-
From net realized gains on investments	(587,798)	-
Net change in shareholders' equity from distributions to shareholders	(1,042,338)	-

Capital Share Transactions
Subscriptions	4,402,448	37,331,102
Reinvested distributions	1,042,338	-
Redemptions	(4,506,898)	(5,105,000)
Net change in shareholders' equity from capital share transactions	937,888	32,226,102

Total Increase	1,427,348	33,508,877

Shareholders' Equity
Beginning of period	33,708,877	200,000
End of period	$35,136,225	$33,708,877
Distributions in excess of net investment income	$(551,182)	$(104,771)

See notes to financial statements.

9

Gottex Multi-Asset Endowment Master Fund
(a Delaware Statutory Trust)
Statement of Cash Flows
For the Year Ended March 31, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in shareholders' equity from operations	$1,531,798
Adjustments to reconcile net increase in shareholders' equity from operations to net cash provided by operating activities:
Net realized gains in investments and foreign currency	(1,512,026)
Net change in unrealized appreciation on investments and foreign currency	(624,101)
Purchases of long-term investments	(40,964,446)
Net (purchases) sales of short-term investments	92,459
Proceeds from investments sold	42,861,446
Changes in assets and liabilities:
Decrease in receivable for investments sold	741,574
Increase in investments in portfolio funds paid in advance	(700,000)
Increase in dividends receivable	(7,852)
Decrease in prepaid offering costs	32,133
Increase in prepaid assets	(1,110)
Decrease in other assets	16,251
Decrease in payable for investments purchased	(7,621)
Increase in payable for daily variation margin	27,962
Decrease in payable to Adviser	(20,683)
Decrease in professional fees payable	(6,862)
Increase in accounting and administration fees payable	4,095
Decrease in payable to sub-advisers	(121)
Decrease in custody fees payable	(2,943)
Increase in other fees payable	2,723
Net Cash Provided by Operating Activities	1,462,676

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions	4,402,448
Proceeds from redemptions	(5,378,530)
Net Cash Used in Financing Activities	(976,082)

Exchange rate effect on cash	1,335

Net change in cash	487,929

Cash at beginning of year	19,531

Cash at end of year	$507,460

Supplemental disclosure of non cash financing activities: reinvested distributions	$1,042,338

See notes to financial statements.

10

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Financial Highlights

		Period from January 1, 2012
	For the Year Ended	(Commencement of Operations)
	March 31, 2013	to March 31, 2012
Net Asset Value, beginning of period	$10.42	$10.00	(1)
Income from investment operations:
Net investment income (loss)	0.02	(0.03)
Net realized gain and unrealized appreciation on investments	0.45	0.45
Total from investment operations	0.47	0.42

Distributions to shareholders
From net investment income	(0.15)	-
From net realized gains	(0.19)	-
Total distributions to shareholders	(0.34)	-

Net Asset Value, end of period	$10.55	$10.42

Total Return (2)	4.60%	4.20	%(3)
Net investment loss	(1.08)%	(2.35	)%(4)(5)
Total expenses	2.28%	3.34	%(4)(5)
Shareholders' Equity, end of period (in thousands)	$35,136	$33,709
Portfolio Turnover	133.79%	27.93	%(3)

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $10.00.
(2)	Total return reflects the change in net asset value, inclusive of performance of the Master Fund adjusted for cash flows related to capital subscriptions or redemptions during the period, as there is no public market for the Master Fund's shares.
(3)	Not annualized.
(4)	Annualized.
(5)	The Organizational fees are not annualized for the ratio calculation.

See notes to financial statements.

11

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Year Ended March 31, 2013

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) was organized on May 3, 2010 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Master Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Master Fund's investment objective is to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Master Fund pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes"). The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Master Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The Master Fund is a master investment portfolio in a master-feeder structure. Gottex Multi-Asset Endowment Fund – I (“Feeder I”) and Gottex Multi-Asset Endowment Fund – II (“Feeder II”, collectively with Feeder I “the Feeder Funds”) invest substantially all of their assets, in the shares of beneficial interest (“Shares”) of the Master Fund and are members of the Master Fund (“Members”). As of March 31, 2013, Feeder I owns 13.16% and Feeder II owns 86.84% of the Master Fund’s shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

As permitted under U.S. GAAP, the Master Fund’s investments in the Portfolio Funds are valued, as a practical expedient, utilizing the net asset valuations (“NAVs”) provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment companies in accordance with procedures established by the Board of Trustees (the “Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the securities held by the Portfolio Funds may be subject to estimates and NAVs are net of management and performance incentive fees or allocations payable by the Portfolio Funds. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values used for Portfolio Funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset value as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months as of the valuation date, the investment is included in Level 3 of the fair value hierarchy.

12

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Year Ended March 31, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange. Short-term investments include highly liquid investments with a remaining maturity of 60 days or less. They are valued by the Adviser at amortized cost, which the Board has determined to approximate fair value.

Other securities for which market quotations are not readily available are valued at bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser with the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

13

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Year Ended March 31, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

Investment	Level 1	Level 2	Level 3	Total
Common Stocks	$4,477,064	$-	$-	$4,477,064
ETFs & Mutual Funds	11,120,984	-	-	11,120,984
Hedge Funds	-	13,084,120	1,942,421	15,026,541
Private Equity & Special Opportunities	-	1,492,132	-	1,492,132
Short-Term Investments	1,334,913	-	-	1,334,913
Total	$16,932,961	$14,576,252	$1,942,421	$33,451,634

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$4,403	$-	$-	$4,403
Futures Contracts Sold	(32,365)	-	-	(32,365)
Total	$(27,962)	$-	$-	$(27,962)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2012	$7,652,598	$7,652,598
Gross Purchases	1,674,172	1,674,172
Gross Sales	(5,436,891)	(5,436,891)
Net Realized Gain/(Loss)	411,259	411,259
Change in Unrealized Appreciation/ (Depreciation)	270,769	270,769
Transfers out of Level 3*	(2,629,486)	(2,629,486)
Balance as of March 31, 2013	$1,942,421	$1,942,421

*Transfers out of Level 3 to Level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of March 31, 2013, based on levels assigned to Investments on March 31, 2012.

The amount of the net change in unrealized appreciation/depreciation for the year ended March 31, 2013 relating to investments in Level 3 assets still held at March 31, 2013 is $277,421, which is included as a component of net change in unrealized appreciation on investments in the accompanying Statement of Operations.

The Master Fund had no unfunded commitments at March 31, 2013.

b.	Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded, as soon as the information is available to the Master Fund. Realized gains and losses on the sale of investments in securities and Portfolio Funds redemptions are determined on the identified cost basis.

c.	Macro Market Asset Allocation Overlay

The Master Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. Investments in the Macro Market Asset Allocation Overlay may include long and short positions in exchange-traded funds, index and enhanced-index funds, futures, forward contracts, options (including options on futures), swaps, contracts for differences, over-the-counter derivatives, structured notes and other hybrid securities or financial instruments, or traditional equity and debt investments. Trading in these instruments is designed to provide increase or reduced exposures to markets, currencies, interest rates, physical commodities, industry or market sectors and/or global economic or financial conditions. Investments in the Macro Market Asset Allocation Overlay have market risks and may result in losses in excess of the amount invested in such strategy.

14

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Year Ended March 31, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Macro Market Asset Allocation Overlay (continued)

The Master Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Master Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Master Fund may be subject.

The Master Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue the Master Fund's investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option is a call option with respect to which a portfolio owns the underlying security. The sale of such an option exposes a portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on a portfolio's books to fulfill the obligation undertaken. The sale of such an option exposes a portfolio during the term of the option to a decline in price of the underlying security while depriving the portfolio of the opportunity to invest the segregated assets. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Master Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid and, in such cases, the Master Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Portfolio Funds also may include options on baskets of specific securities.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding the Master Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at year-end for the Master Fund are disclosed in the Schedule of Investments.

The following table sets forth the fair value of the Master Fund’s derivative contracts by primary risk exposure as of March 31, 2013:

Location
Statement of Assets, Liabilities and Shareholders’ Equity	Type of Derivative	Equity Risk
Payable for daily variation margin on future contracts	Futures	$(27,962)

15

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For The Year Ended March 31, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Macro Market Asset Allocation Overlay (continued)

The following tables set forth by primary risk exposure the Master Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended March 31, 2013:

Location
Statement of Operations	Type of Derivative	Equity Risk
Net realized gains on investments, futures contracts, options and foreign currency	Futures	$(106,404)

Net realized gains on investments, futures contracts, options and foreign currency	Options	(77,939)

Statement of Operations	Type of Derivative	Exchange Rate Risk
Net realized gains on investments, futures contracts, options and foreign currency	Futures	$(28,391)

Statement of Operations	Type of Derivative	Equity Risk
Net change in unrealized appreciation on investments, futures contracts and foreign currency	Futures	$(27,962)

During the year ended March 31, 2013 the Master Fund had an average of 10 short and 15 long outstanding futures contracts.

During the year ended March 31, 2013 the Master Fund had average written and purchased options outstanding of 0 contracts and 0 contracts, respectively.

d.	Master Fund’s Expenses

The Master Fund bears all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e.	Income Tax Information and Distributions to Shareholders

The Master Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Master Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Master Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely- than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

16

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For The Year Ended March 31, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Tax Information and Distributions to Shareholders (continued)

The Income Tax Statement requires management of the Master Fund to analyze tax positions taken in the Master Fund’s open 2010-2012 tax returns or expected to be taken in the 2013 tax return, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the year ended March 31, 2013, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed atpreserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2013, the following amounts were reclassified:

Accumulated net investment income (loss)	$371,762
Accumulated net realized gains (losses) on investments	(371,762)

At March 31, 2013, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows:

Gross unrealized appreciation	$1,611,948
Gross unrealized depreciation	(868,562)
Net unrealized appreciation (depreciation)	$743,386
Tax cost	$32,708,248

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 3013, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$935,366
Undistributed long-term capital gains	95,049
Tax accumulated earnings	1,030,415
Unrealized appreciation	743,386
Other differences	16,838
Total accumulated earnings	$1,790,639

The tax character of distributions paid during the year ended March 31, 2013 was as follows:

Ordinary income	$1,042,338

f.	Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such amounts, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

As of March 31, 2013, the Master Fund had cash investments of $500,029 held in brokerage account. No restrictions or collateral apply to the brokerage account.

17

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For The Year Ended March 31, 2013 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h.	Recently Issued Accounting Pronouncements

In December 2011, the International Accounting Standards Board and the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2013, cost of purchases and proceeds from sales, redemptions or other dispositions of Master Fund’s investments, other than short-term investments, amounted to $40,964,446 and $42,861,446, respectively.

4.	ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Master Fund sells Shares at their offering price, which is equal to the “net asset value” per Share. The net asset value of the Master Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Master Fund repurchases any Shares. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS

The Master Fund has entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.   For the year ended March 31, 2013, the total management fee was $342,579.

In addition to the Management Fee, each Portfolio Sleeve of the Master Fund is subject to a sub-advisory fee, payable by the Master Fund to the applicable Sub-Adviser with respect to the assets of the Master Fund that are allocated to that Portfolio Sleeve. The Adviser, in its sole discretion, determines the particular portion of assets to be allocated for management by each Sub-Adviser.  Additional Sub-Advisers may be retained from time to time, subject to the approval of the Board and shareholders of the Master Fund.  The fees payable to the current Sub-Advisers as an annual percentage of the Master Fund’s net assets managed by the Sub-Adviser are as follows:

Sub-Adviser	Sub-Advisory Fee
Kennedy Capital Management, Inc. ( “Kennedy”)	1.00% on the first $30 million
0.90% on the next $20 million
0.80% on amounts over $50 million

SG Capital Management, LLC (“SG”)	1.00%

18

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For The Year Ended March 31, 2013 (continued)

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS (continued)

As of March 31, 2013, Kennedy and SG have been allocated a portion of the Master Fund’s portfolio. For the year ended March 31, 2013, the total sub-advisor fee was $51,125.

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each period ending on the Master Fund’s fiscal year-end (the “Fiscal Period”).  If there are intra-year share repurchases they will be treated as the Fiscal Period and only that portion of the incentive fee that is proportional to the Master Fund’s assets paid in respect of such share repurchases will be paid to the Adviser for such Fiscal Period. The Incentive Fee with respect to a Fiscal Period is an amount equal to 5.0% of the aggregate amount by which the Master Fund's net profits for such period exceeds the Hurdle (as defined below) plus any Fee Catch-Up (as defined below). For the year ended March 31, 2013, there was no incentive fee paid by the Master Fund. The hurdle (the “Hurdle”) for a Fiscal Period is an amount equal to an annualized rate of 5.0% multiplied by the Master Fund's Prior High NAV (which is the greater of: the net asset value of the Master Fund as of the first day of such Fiscal Period, or the Prior High NAV for the prior Fiscal Period, adjusted for issuances and repurchases of shares, and dividends and distributions paid to shareholders) as of the beginning of such Fiscal Period.  The Hurdle will be reset for each Fiscal Period, and will not compound.

The fee catch-up (the "Fee Catch-Up") with respect to a Fiscal Period allows the Adviser to receive, from the portion of the net profits of the Master Fund that exceed the Hurdle, an incentive fee on the Hurdle equal to 5% of the amount of the Hurdle for such Fiscal Period.

The Board has approved modifying the investment management fee structure of the Master Fund subject to the modifications being approved by shareholders. The modifications include: (a) elimination of the Incentive Fee; and (b) an increase in the asset-based fee Management Fee from 1.0% to 1.5% (together, the “Modified Fee”).

A shareholder meeting to consider approval of the Modified Fee is expected to be held later on in 2013. Prior to that time, a proxy statement describing the Modified Fee and the reasons for its approval by the Trustees of the Fund will be filed with the SEC and distributed to shareholders.

Currently, the Adviser has agreed to voluntarily waive any Incentive Fee that may accrue to the Adviser from the Master Fund.

Since the organization of the Master Fund, organizational expenses of $78,792 have been reimbursed by the Adviser and are subject to recoupment based on the Expense Limitation Agreement as reimbursement is assessed and done at the Feeder Fund Level only.  Offering costs of $40,172 have been amortized to expense over twelve months on a straight-line basis starting January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement.

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter. The Master Fund is not subject to an ongoing distribution fee.

6.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Master Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the year ended March 31, 2013, the total accounting and administration fees were $74,598.

7.	RISK FACTORS

An investment in the Master Fund involves significant risks including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.

19

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For The Year Ended March 31, 2013 (continued)

7.	RISK FACTORS (continued)

Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Portfolio.  No guarantee or representation is made that the investment objective will be met.

8.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Master Fund’s then-current net asset value per Share (determined as of the close of the preceding month). Because the Master Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Master Fund or in the event of a mandatory redemption. For the period ended March 31, 2012 and year ended March 31, 2013 transactions in shares were as follows:

Shares outstanding, January 1, 2012 (commencement of operations)	20,000
Shares issued	3,709,226
Shares redeemed	(495,124)
Shares outstanding, March 31, 2012	3,234,102
Shares issued	427,100
Shares reinvested	100,610
Shares redeemed	(431,437)
Shares outstanding, March 31, 2013	3,330,375

9.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Master Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Master Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value. The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Master Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Master Fund.

10.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in the Master Fund’s marketable securities. The interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 250 basis points, adjusted daily. Collateral for the new facility is held by UMB Bank N.A. as custodian. Interest and fees incurred for the year ended March 31, 2013 are disclosed in the accompanying Statement of Operations. At March 31, 2013, the Master Fund had $0 payable on the unused portion of the Facility and did not hold an interest payable balance on the borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the year ended March 31, 2013 was 2.71%, $95,238, and $2,000,000, respectively.

11.	INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

***

20

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2013, is set forth below.   The business address of each Trustee is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.  The Master Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Master Fund at (617) 532-0200.

Independent Trustees
Name and Age	Position(s) with the Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Jeanne L. Mockard, 49	Trustee	November, 2010 - Present	Private Investment Manager (2008 to present); Managing Director and Senior Portfolio Manager, Putnam Investments (2004 to 2008).	6	Director, Silent Spring Institute

Jonas B. Siegel, 69	Trustee	November, 2010 - 2011	Managing Director, Chief Administrative Officer ("CAO") and Chief Compliance Officer ("CCO"), Granite Capital International Group, L.P. (an investment management firm) (1994-2011); Vice President, Secretary, Treasurer and CCO, Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).	6	Member of Board of Trustees, Trust for Professional Managers; Member of Board of Managers of Ramius IDF

Bruce M. Dresner, 65	Trustee	October, 2011 to Present	Private Investment Manager, 2008 to present; Managing Director, Blackrock, Inc. (investment management), 2007 to 2008; Principal, Quellos Group (investment management), 2002 to 2007.	6	Director, Sherman Fairchild Foundation

Interested Trustees
Name and Age	Position(s) with the Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Dr. William J. Landes, 60	Trustee	May 3, 2010 - Present	Senior Managing Director, Gottex Fund Management, Ltd. (March 2008 - present); Chief Executive Officer, 2100 Capital (June 2004 - March 2008).	6	None

* "Interested person" of the Master Fund, as defined by the 1940 Act. Dr. Landes is an interested person because of his affiliation with the Adviser and its affiliates.

21

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

MASTER FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2013, of each of the persons currently serving as Executive Officers. The business address of each Officer is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.

Officers
Name and Age	Position(s) with the Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen

Wade C. Boylan, 43	Chief Financial Officer; Chief Compliance Officer; Treasurer	November 8, 2010	CCO, Gottex Fund Management, Ltd. (February 2007 - present); PFPC Incorporated, Attorney (December 2005 - January 2007); Brown Brothers Harriman & Company, Attorney and Risk Manager (July 1998 - December 2005).	6

Dr. William J. Landes, 60	President; Principal Executive Officer	November 8, 2010	Senior Managing Director, Gottex Fund Management, Ltd. (March 2008 - present); Chief Executive Officer, 2100 Capital (June 2004 – March 2008).	6

William H. Woolverton, 62	Vice President; Chief Legal Officer; Secretary	November 8, 2010	Senior Managing Director, General Counsel, Gottex Fund Management, Ltd.	6

22

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Master Fund makes the information on Form N-Q available upon request without charge.

Tax Information Unaudited

For the year ended March 31, 2013, 10.36% of the dividends paid from net investment income, including short-term capital gains from the Master Fund, is designated as qualified income.

For the year ended March 31, 2013, 5.48% of the dividends paid from net investment income, including short-term capital gains from the Master Fund, is designated as dividends received deduction available to corporate shareholders.

23

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

CLIENT PRIVACY NOTICE

To ensure our clients' and investors' privacy, Gottex has developed a policy that is designed to protect confidentiality, while allowing our clients' and investors' needs to be served ("Privacy Policy"). Please read this Privacy Policy carefully. It gives you important information about how Gottex handles your personal information.  As a matter of policy, Gottex does not disclose any personal information about individuals who are current or former investors or clients to anyone, except as permitted by law.

Personal Information We May Collect

In the course of providing products and services, Gottex may obtain nonpublic personal information, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from transactions, and/or from information captured on Gottex's internet website. The nonpublic personal information we collect may include, but is not limited to, your name, address, telephone number, e-mail address, social security number, and date of birth. We may use this information in connection with certain aspects of our business.

Sharing Information with Third Parties

Gottex may share nonpublic personal information with our affiliates.  We may disclose this information to non-affiliated third-party service providers that perform services for us ("Service Providers"), pursuant to an agreement that requires the Service Provider to adhere to Gottex's Privacy Policy.

Security of Personal Information

Gottex strictly protects the personal information you provide against unauthorized access, disclosure, alteration, destruction, loss or misuse. Your personal information is protected by physical, electronic, and procedural safeguards. These safeguards include limiting access to your personal information to those Gottex employees and Service Providers that use that information in connection with providing products or services to you. In addition to this Privacy Policy, Gottex has also implemented procedures that are designed to safeguard your personal information.

Changes in Our Privacy Policy

Gottex periodically reviews its Privacy Policy. We reserve the right to amend it. If we amend this Privacy Policy, we will continue our commitment to maintaining the security and privacy of your personal information.

Former Customers

If your customer relationship with Gottex ends, we will not destroy your personal information. We will continue to treat your personal information in accordance with this Privacy Policy and applicable laws.

24

ITEM 2. CODE OF ETHICS.

(a)   The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.

(b)   No information needs to be disclosed pursuant to this paragraph.

(c)   The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d)   The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e)   Not applicable.

(f)

(1)   Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)   Not applicable.

(3)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Jonas B. Siegel is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)   The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,500 for 2012 and $45,000 for 2013.

Audit-Related Fees

(b)   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2013. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c)   The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $25,000 for 2012 and $26,250 for 2013.

All Other Fees

(d)   The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2012 and $0 for 2013.

(e)(1)   Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f)     Not applicable.

(g)   The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2013.

(h)   The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were provided.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

I.	Statement of Policy

This Proxy Voting Policy and Procedures Manual (the “Manual”) has been approved by Gottex Fund Management Sarl and Gottex Fund Management, Ltd. and its affiliates (referred to together as “Gottex” or each an “Adviser” and collectively, the “Advisers”) to comply with the requirements of Rule 206(4)-6 and Rule 204-2 (the “Rules”) issued under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Among other things, the Rules require Gottex to “adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, and to disclose to clients how they may obtain information on how the adviser has voted their proxies.”

The Advisers are investment advisers to several funds (the “Master Funds” or each a “Master Fund”) that operate as fund of hedge funds, investing, either directly or indirectly, in a group of private funds or other unregistered pooled investment vehicles or accounts (the “Underlying Funds”) managed by investment advisers. These Underlying Funds do not typically convey traditional voting rights to the holders and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities.

Proxy voting is a right of each Master Fund and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Gottex reviews and recommends to the custodian, proxy proposals on behalf of each Master Fund, relating to each Master Fund’s investments in the Underlying Funds (and any other Master Fund investments), in a manner that seeks to serve the best interests of each Master Fund, taking into account the following factors:

•	the impact on the value of the returns of the Underlying Fund;

•	the attraction of additional capital to the Underlying Fund;

•	the costs associated with the proxy;

•	the impact on redemption or withdrawal rights;

•	the continued or increased availability of portfolio information; and

•	related industry and business practices.

In addition, Gottex seeks to resolve any potential conflicts of interest by applying the policy and procedures detailed in this Manual.

II.	Proxy Voting Procedures

All proxies and related materials should be received by, or forwarded to, the Chief Compliance Officer. The Chief Compliance Officer will:

•	Keep a record of each proxy received;

•	Determine which Master Fund holds the Underlying Fund to which the proxy relates;

•	Determine the number of votes each Master Fund controls (reconciling any duplications);

•	Determine the date by which the Master Fund must vote the proxy in order to allow enough time for the completed proxy to be returned to the Underlying Fund;

•	The Chief Compliance Officer will forward the proxy to the Master Fund’s Portfolio Manager with an internal deadline date attached;

•	The Portfolio Manager will analyze the proxy material and make a decision on how to vote each proxy (absent material conflicts of interest – if there are material conflicts of interest see Section IV below), conferring with other relevant portfolio managers, if appropriate;

•	The Portfolio Manager shall promptly communicate via email or otherwise in writing the decision as to how to vote each proxy to the Chief Compliance Officer (by the internal deadline date);

•	Once instructions are received in a timely manner from the Portfolio Manager, the Chief Compliance Officer will complete the proxy, and mail it in a timely and appropriate manner to the Underlying Fund;

•	In some cases, proxy materials stipulate how a failure to vote a proxy will be interpreted as voting for or against the proposal;

•	In such cases the Portfolio Manager must still determine how to vote the proxy and convey the information as described above to the Chief Compliance Officer;

•	Gottex may retain a third-party service provider to assist in coordinating and voting proxies with respect to each Master Fund’s Underlying Fund; and

•	If a third-party service provider is retained the Chief Compliance Officer will perform an annual due diligence review to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Proxy Voting Guidelines

The Master Fund’s Portfolio Manager, on behalf of Gottex, will vote proxies in the best interests of each Master Fund. Situations may arise in which more than one Master Fund invests in the same Underlying Fund. The two Master Funds may have different investment objectives, investment styles, or Portfolio Managers; as a result Gottex may cast different votes on behalf of the different Master Funds. Generally, Gottex will vote in favor of routine corporate housekeeping proposals and vote against proposals that make it more difficult to replace members of the Underlying Fund’s board of directors.

IV.	Conflicts of Interest

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser and its clients. To address such material conflicts of interest, Gottex has adopted policies to safeguard the integrity of Gottex’s investment process and decision, including proxy voting, and to maintain the integrity and independence of the investment process and decisions.

The Portfolio Manager, along with the Chief Compliance Officer, is responsible for identifying potential material conflicts of interests. When a potential material conflict of interest has been identified, it is the responsibility of the Portfolio Manager in consultation with the Chief Compliance Officer and General Counsel to determine whether an actual material conflict of interest exists.

In the event an actual material conflict of interest exists, the final voting decision will be made by the General Counsel. The resolution of all potential and actual material conflict issues will be thoroughly documented by the Chief Compliance Officers and retained in Gottex’s records as defined in Section VI.

V.	Disclosure

A Master Fund’s investment clients (the “Clients”) may contact the Chief Compliance Officer, via e-mail or telephone, in order to obtain information on how Gottex voted such Master Fund proxies, or to request a copy of this Manual. To request information about a voted proxy or to request a Manual, please send a letter to:

Gottex Fund Management

Attention: Chief Compliance Officer

Proxy Voting Information

28 State Street, 40th Floor

Boston, MA 02109

If a Client requests this information, the Chief Compliance Officer will prepare a written response to the Client that lists, with respect to each voted proxy about which the Client has inquired:

•	the name of the Underlying Fund;

•	the proposal voted upon; and

•	how Gottex voted the Client’s proxy on behalf of the Master Fund.

To comply with the client disclosure requirements of the Rules, Gottex has drafted the disclosure document attached as Exhibit A. This disclosure document briefly describes Gottex’s Proxy Voting Policy and Procedures, notifies clients that Gottex will provide a copy of the Manual upon request, and tells Clients how they may obtain information on how Gottex voted their proxies.

VI.	Recordkeeping

The Chief Compliance Officer will maintain files relating to Gottex’s proxy voting policy and procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Gottex. Records of the following will be included in the files:

•	Copies of the Manual and any amendments thereto;

•	A copy of each proxy statement that Gottex receives;[1]

•	A record of each vote that Gottex casts;[2]

•	A copy of any document Gottex created that was material to making a decision how to vote proxies, or that memorializes that decision;

•	A copy of any document Gottex created that was material to making a decision how to vote proxies with material conflicts of interest, or that memorializes that decision; and

•	A copy of each written Client request for information on how Gottex voted such Master Funds proxies, and a copy of any written response to any (written or oral) Client request for information on how Gottex voted its proxies.

VII.	Monitoring and Review

The Chief Compliance Officer is responsible for monitoring compliance with the policy and procedures set forth in this Manual, including the maintenance of the appropriate records. The Chief Compliance Officer is also responsible for reviewing the policy and procedures and making recommendations regarding any appropriate changes to the Manual.

Exhibit A

Gottex Proxy Voting Policy and Procedures Disclosure Document

In compliance with SEC regulations, Gottex has adopted Proxy Voting Policy and Procedures that we believe are reasonably designed to ensure that we vote proxies in the best interests of our clients.

The Gottex Proxy Voting Policy and Procedures Manual sets forth our proxy voting process in more detail. A copy of this manual is available upon request. Moreover, if you would like a detailed description of a proxy we voted, you may ask us for information about the proxy vote. To request a copy of our Proxy Voting Policy and Procedures Manual or information about a voted proxy, please send a letter to:

[1]	Gottex may choose instead to have a third-party service provider retain a copy of proxy statements (provided that the third-party service provider undertakes to provide a copy of the proxy statements promptly upon request).

[2]	Gottex also may rely on a third-party service provider to retain a copy of the votes cast (provided that the third-party service provider undertakes to provide a copy of the record promptly upon request).

Gottex Fund Management

Attention: Chief Compliance Officer

Proxy Voting Information

28 State Street, 40th Floor

Boston, MA 02109

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the personnel of Gottex Fund Management Ltd. (the “Advisor”), who are primarily responsible for Gottex Multi-Asset Endowment Master Fund (the “Fund”) day-to-day portfolio management as of June 7, 2013:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years

Dr. William J. Landes	Senior Managing Director	May 2010	Senior Managing Director, Gottex Fund Management Ltd. (2008-Present); Chief Executive Officer, 2100 Capital (2004-2008).

(a)(2) Other Accounts Managed by Portfolio Manager and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the Portfolio Manager is primarily responsible for the day-to-day portfolio management as of March 31, 2013:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Dr. William J. Landes	0 accounts $0	1 account $8 million	4 accounts $130 million	5 accounts $35 million	0 accounts $0	0 accounts $0

Potential Conflicts of Interest

The investment activities of the Adviser, Portfolio Managers and their affiliates for their own accounts and for other accounts they manage (collectively, "Other Accounts") may give rise to conflicts of interest that may disadvantage the Funds. Each Fund has no interest in these other activities of the Adviser and its affiliates. As a result of the foregoing, the persons that manage the Fund's investments and their associated investment firms and their affiliates: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) may have differing economic interests in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between each Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund's investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser, Portfolio Managers or their associated firms will cause one or more of their Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which they will commit the Fund's assets. There also may be circumstances under which they will consider participation by their Other Accounts in investment opportunities in which the Fund would not intend to invest, or vice versa. The Adviser and Portfolio Managers will not purchase securities or other property from, or sell securities or other property to, the Fund, except that certain broker dealers affiliated with Portfolio Managers may act as broker for the Fund in effecting securities transactions, subject to adherence to applicable Securities and Exchange Commission (the "SEC") rules.

(a)(3)   Compensation Structure of Portfolio Manager

Portfolio Manager Compensation

Dr. Landes' compensation consists of periodic draws and the income from the profits of the Adviser, derived by him as Senior Managing Director and Senior Investment Partner. The level of the Adviser's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Funds and other advisory clients.

(a)(4)   Disclosure of Securities Ownership

Securities Ownership of the Funds' Portfolio Manager

The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Manger in the Fund through its Feeder Funds as of March 31, 2013:

Portfolio Manager	Dollar Range

Dr. William J. Landes	Over $1,000,000

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gottex Multi-Asset Endowment Master Fund

By (Signature and Title)*	/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	June 7, 2013

By (Signature and Title)*	/s/ Wade C. Boylan
Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	June 7, 2013

* Print the name and title of each signing officer under his or her signature.